Fees Summary	Jul. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 807,000
Previously Paid Amount	0.00
Total Fee Amount	123.55
Total Offset Amount	0.00
Net Fee	123.55
Narrative - Max Aggregate Offering Price	$ 807,000
Final Prospectus	true